Trade receivables	12 Months Ended
Dec. 31, 2017
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Trade receivables

8    Trade receivables

	December 31, 2017	December 31, 2016
Domestic – Brazilian Reais	1,388,837	1,248,270
Export – Foreign currency	54,635	27,446
Allowance for doubtful accounts	(121,052)	(90,286)

	1,322,420	1,185,430
Current	1,277,766	1,130,624

Non-current	44,654	54,806

The ageing of trade receivables is as follows:

	December 31, 2017	December 31, 2016
Not overdue	1,033,076	1,068,230
Overdue:
From 1 to 30 days	160,654	81,012
From 31 to 60 days	26,881	18,323
From 61 to 90 days	64,947	7,411
More than 90 days	157,914	100,740
(-) Allowance for doubtful accounts	(121,052)	(90,286)

	1,322,420	1,185,430

Changes in the allowance for doubtful accounts are as follows:

January 1, 2016	(63,431)

Provision	(34,511)
Reversal	7,656

December 31, 2016	(90,286)
Provision	(38,809)
Reversal	8,043

December 31, 2017	(121,052)